Prepayments and Other Assets, Net - Schedule of Allowance for Other Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Other Receivables [Abstract]
Balance at the beginning of the year	¥ 20,416
Provision of allowance for doubtful accounts	14,461	24,724	142,060
Receivables written off for the year	(24,374)	(4,308)	(142,060)
Balance at the end of the year	¥ 10,503	¥ 20,416